LOOMIS SAYLES FUNDS II

February 1, 2018

Via EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	Loomis Sayles Funds II

(File Nos.: 33-39133 and 811-06241)

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the Statement of Additional Information, dated February 1, 2018, for Loomis Sayles Global Allocation Fund, Loomis Sayles Growth Fund, Loomis Sayles High Income Fund, Loomis Sayles Investment Grade Bond Fund, Loomis Sayles Limited Term Government and Agency Fund, Loomis Sayles Strategic Income Fund, and Loomis Sayles Value Fund, each a series of Loomis Sayles Funds II, does not differ from that which is contained in Post-Effective Amendment No. 83 that was filed electronically on January 26, 2018.

Please direct any questions or comments on the enclosed materials to me at (617) 449-2818.

Very truly yours,

/s/ John DelPrete
John DelPrete
Assistant Secretary